Debt - New Credit Agreement Narrative (Details) € in Millions, $ in Millions	Jul. 05, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Jul. 05, 2024 EUR (€)	Jun. 28, 2024 USD ($)
Debt Instrument [Line Items]
Total		$ 13,056
Line of credit | Multicurrency Term and Revolving Facilities Agreement
Debt Instrument [Line Items]
Borrowing capacity					$ 600
Total | €			€ 0
Line of credit | Revolving Credit Facility Due January 2026
Debt Instrument [Line Items]
Borrowing capacity | €				€ 1,350
Gain (loss) on extinguishment of debt	$ 0
Revolving Credit Facility | Multicurrency Term and Revolving Facilities Agreement
Debt Instrument [Line Items]
Borrowing capacity					4,500
Revolving Credit Facility | Line of credit | Multicurrency Term and Revolving Facilities Agreement
Debt Instrument [Line Items]
Borrowing capacity					4,500
Bridge Loan | Multicurrency Term and Revolving Facilities Agreement
Debt Instrument [Line Items]
Borrowing capacity					500
Bridge Loan | Line of credit | Multicurrency Term and Revolving Facilities Agreement
Debt Instrument [Line Items]
Borrowing capacity					$ 500